RESERVES (Detail Textuals)			1 Months Ended	12 Months Ended
		Jun. 07, 2017 AUD ($) Share $ / shares	Mar. 20, 2017 Share	Jun. 30, 2018 AUD ($) Share $ / shares	Jun. 30, 2017 Share	Jun. 30, 2016 Share	Jun. 30, 2015 Share
Disclosure of reserves within equity [line items]
Number of stock options outstanding				25,216,490	26,826,063
PBTAAA
Disclosure of reserves within equity [line items]
Number of stock options outstanding				12,100,000	0
Exercise price of outstanding share options | $				$ 0.11
Fair value of outstanding share options | $ / shares				$ 0.047
Expiry Date				December 14, 2022
Number of share options expired				12,100,000
Options for fully paid ordinary shares
Disclosure of reserves within equity [line items]
Number of stock options outstanding				25,216,490	26,826,063	19,395,582	19,395,582
Number of share options granted		8,550,000		12,100,000	8,550,000	0
Exercise price of outstanding share options | $		$ 0.07
Fair value of outstanding share options | $ / shares		$ 0.03
Options Forfeited				2,360,000	0	0
Number of share options expired			1,119,519	11,349,573	1,119,519	0
Warrants for ADRs exercisable at US Dollar 8.00
Disclosure of reserves within equity [line items]
Number of share options outstanding	[1]				0	0	0
Exercise price of outstanding share options | $ / shares				$ 8
Warrants for ADRs at Australian dollar 0.17
Disclosure of reserves within equity [line items]
Number of share options outstanding	[2]					0	612,397
Exercise price of outstanding share options | $ / shares				$ 0.17

[1]	Warrants exercisable at US8.00 on or before June 4, 2009. These warrants were convertible to ADRs; one ADR represents ten ordinary shares. Warrants expired without being exercised on June 4, 2009.
[2]	Warrants exercisable at A$0.17 on or before February 25, 2016. These warrants expired without being exercised on February 25, 2016.